Investment Securities (Investments by Length and Category in Continuous Loss Position) (Detail) ¥ in Millions	Mar. 31, 2023 JPY (¥) Securities	Mar. 31, 2022 JPY (¥) Securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 10,322,922	¥ 27,939,292
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	35,765	177,600
Available-for-sale debt securities, Fair value, 12 months or more	5,113,458	1,039,235
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	226,872	24,433
Available-for-sale debt securities, Fair value, Total	15,436,380	28,978,527
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 262,637	¥ 202,033
Available-for-sale debt securities, Number of securities | Securities	1,610	1,730
Japanese national government and Japanese government agency bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 7,644,337	¥ 22,998,960
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	8,066	126,516
Available-for-sale debt securities, Fair value, 12 months or more	2,105,210	353,932
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	115,703	5,995
Available-for-sale debt securities, Fair value, Total	9,749,547	23,352,892
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 123,769	¥ 132,511
Available-for-sale debt securities, Number of securities | Securities	438	486
Japanese prefectural and municipal bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 962,234	¥ 2,430,603
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	1,781	14,864
Available-for-sale debt securities, Fair value, 12 months or more	711,896	31,139
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	14,091	123
Available-for-sale debt securities, Fair value, Total	1,674,130	2,461,742
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 15,872	¥ 14,987
Available-for-sale debt securities, Number of securities | Securities	723	926
Foreign government and official institution bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 858,970	¥ 1,376,267
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	18,677	31,470
Available-for-sale debt securities, Fair value, 12 months or more	1,436,798	167,446
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	89,695	17,570
Available-for-sale debt securities, Fair value, Total	2,295,768	1,543,713
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 108,372	¥ 49,040
Available-for-sale debt securities, Number of securities | Securities	118	87
Corporate bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 331,411	¥ 427,739
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	1,800	925
Available-for-sale debt securities, Fair value, 12 months or more	249,088	94,364
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	1,177	148
Available-for-sale debt securities, Fair value, Total	580,499	522,103
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 2,977	¥ 1,073
Available-for-sale debt securities, Number of securities | Securities	256	173
Residential mortgage-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 166,778	¥ 178,857
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	5	58
Available-for-sale debt securities, Fair value, 12 months or more	522,774	391,265
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	436	590
Available-for-sale debt securities, Fair value, Total	689,552	570,122
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 441	¥ 648
Available-for-sale debt securities, Number of securities | Securities	15	12
Asset-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 310,388	¥ 115,695
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	4,170	222
Available-for-sale debt securities, Fair value, 12 months or more	39,806	0
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	194	0
Available-for-sale debt securities, Fair value, Total	350,194	115,695
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 4,364	¥ 222
Available-for-sale debt securities, Number of securities | Securities	32	12
Other debt securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 48,804	¥ 44,128
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	1,266	3,526
Available-for-sale debt securities, Fair value, 12 months or more	47,886	1,089
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	5,576	7
Available-for-sale debt securities, Fair value, Total	96,690	45,217
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 6,842	¥ 3,533
Available-for-sale debt securities, Number of securities | Securities	28	4
Commercial paper
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months		¥ 367,043
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months		19
Available-for-sale debt securities, Fair value, 12 months or more		0
Available-for-sale debt securities, Gross unrealized losses, 12 months or more		0
Available-for-sale debt securities, Fair value, Total		367,043
Available-for-sale debt securities, Gross unrealized losses, Total		¥ 19
Available-for-sale debt securities, Number of securities | Securities		30